Investments (Consolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Total Assets	$ 193	$ 284
Total Liabilities	63	108
Fixed Maturities [Member]
Variable Interest Entity [Line Items]
Total Assets	104	163
Total Liabilities	50	78
Other
Variable Interest Entity [Line Items]
Total Assets	89	121
Total Liabilities	$ 13	$ 30